UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2009
                                               ---------
Check here if Amendment [];
        This Amendment (Check only one.):       [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Independence Trust Company
Address:   P.O. Box 682188
           Franklin, TN 37068-2188

Form 13F File Number: 28-
                         ---------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marcia E. Williams
Title:  President and CEO
Phone:  (615) 591-0044

Signature,  Place,  and  Date  of  Signing:

    /s/ Marcia E. Williams             Franklin, TN              10/12/2009
--------------------------------   ----------------------   -------------------
         [Signature]                   [City, State]               [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section


Form 13F File Number                Name
28-___________________              ________________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                         ----------
Form 13F Information Table Entry Total:         105
                                         ----------
Form 13F Information Table Value Total:  $55,611.00
                                         ----------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number      Name
_____________   28-___________________    _____________________________________
                [Repeat as necessary.]

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
AFLAC INC.                                           001055102      581    13593 SH       SOLE                 13593      0    0
AGCO CORP                                            001084102      329    11915 SH       SOLE                 11915      0    0
AT&T INC                                             00206R102      751    27800 SH       SOLE                 27800      0    0
AFFILIATED MANAGERS GROUP                            008252108      325     5005 SH       SOLE                  5005      0    0
ALCOA INC                                            013817101      523    39875 SH       SOLE                 39875      0    0
AMERICAN EXPRESS                                     025816109      376    11085 SH       SOLE                 11085      0    0
ARCH CHEMICALS INC                                   03937R102      398    13260 SH       SOLE                 13260      0    0
BP PLC ADR                                           055622104      735    13805 SH       SOLE                 13805      0    0
BAIDU.COM ADR                                        056752108      389      995 SH       SOLE                   995      0    0
BANK OF AMERICA                                      060505104      376    22257 SH       SOLE                 22257      0    0
BOARDWALK PIPELINE PARTNERS LP                       096627104      206     8290 SH       SOLE                  8290      0    0
BRINKS HOME SECURITY HLDG                            109699108      216     7010 SH       SOLE                  7010      0    0
CBS CORP CLASS B                                     124857202      364    30200 SH       SOLE                 30200      0    0
CASCADE CORP                                         147195101      292    10910 SH       SOLE                 10910      0    0
CATERPILLAR, INC.                                    149123101      410     7990 SH       SOLE                  7990      0    0
CHESAPEAKE ENERGY CORP                               165167107      326    11470 SH       SOLE                 11470      0    0
CHICAGO BRIDGE & IRON CO N.V.                        167250109      383    20515 SH       SOLE                 20515      0    0
CHINA EASTERN AIRLINES ADR                           16937R104      486    14085 SH       SOLE                 14085      0    0
CHINA LIFE INSURANCE CO ADR                          16939P106      321     4890 SH       SOLE                  4890      0    0
CHINA MOBILE HK LTD  SP ADR                          16941M109      288     5870 SH       SOLE                  5870      0    0
CHINA PETRO & CHEM ADR                               16941R108      383     4500 SH       SOLE                  4500      0    0
CIA SIDEBURGICA NACL ADR                             20440W105      211     6910 SH       SOLE                  6910      0    0
CISCO SYSTEMS INC                                    17275R102      535    22742 SH       SOLE                 22742      0    0
COCA COLA CO                                         191216100      847    15778 SH       SOLE                 15778      0    0
COLGATE PALMOLIVE COMPANY                            194162103      708     9278 SH       SOLE                  9278      0    0
COLUMBIA SPORTSWEAR                                  198516106      284     6900 SH       SOLE                  6900      0    0
CONOCOPHILLIPS                                       20825C104      298     6595 SH       SOLE                  6595      0    0
CROWN CASTLE INTL CORP                               228227104      300     9560 SH       SOLE                  9560      0    0
CUSHING MLP TOTAL RETURN FUND                        231631102     2638   382351 SH       SOLE                382351      0    0
DARLING INTERNATIONAL INC                            237266101      385    52355 SH       SOLE                 52355      0    0
DEVON ENERGY CORP                                    25179M103      271     4030 SH       SOLE                  4030      0    0
DOW CHEMICAL CO                                      260543103      865    33190 SH       SOLE                 33190      0    0
DUKE ENERGY CORP                                     26441C105      720    45765 SH       SOLE                 45765      0    0
EL PASO PIPELINE PARTNERS LP                         283702108      351    16935 SH       SOLE                 16935      0    0
ENBRIDGE ENERGY PART LP                              29250R106      282     6260 SH       SOLE                  6260      0    0
ENERGY TRANSFER PARTNERS LP                          29273R109      244     5745 SH       SOLE                  5745      0    0
ENTERPRISE PRODUCT PARTNERS LP                       293792107      295    10435 SH       SOLE                 10435      0    0
EXXON MOBIL CORP                                     30231G102     1059    15439 SH       SOLE                 15439      0    0
FELCOR LODGING PFD CONV SER A                        31430F200      132    10800 SH       SOLE                 10800      0    0
FREEPORT-MCMORAN COOPER-B                            35671D857      398     5800 SH       SOLE                  5800      0    0
GENERAL ELECTRIC CO                                  369604103      567    34535 SH       SOLE                 34535      0    0
HARTFORD FINANCIAL SVCS GRP                          416515104      418    15760 SH       SOLE                 15760      0    0
HJ HEINZ CO                                          423074103      758    19070 SH       SOLE                 19070      0    0
HOME DEPOT INC                                       437076102      720    27020 SH       SOLE                 27020      0    0
HONEYWELL INTL INC                                   438516106      584    15729 SH       SOLE                 15729      0    0
IENERGY LP                                           456615103      208     7002 SH       SOLE                  7002      0    0
INGERSOLL-RAND PLC                                   G47791101      263     8580 SH       SOLE                  8580      0    0
INTEL CORPORATION                                    458140100     1518    77590 SH       SOLE                 77590      0    0
INTERNATIONAL BUSINESS MACHINES                      459200101      677     5661 SH       SOLE                  5661      0    0
ISHARES LEHMAN AGG BOND FD                           464287226      577     5500 SH       SOLE                  5500      0    0
ISHARES MSCI EAFE INDEX FUND                         464287465      295     5399 SH       SOLE                  5064      0  335
ISHARES RUSSELL 3000 VALUE                           464287663      255     3513 SH       SOLE                  3273      0  240
J ALEXANDER CORP                                     466096104     1037   246367 SH       SOLE                     0 246367    0
JP MORGAN CHASE & CO                                 46625H100      427     9745 SH       SOLE                  9745      0    0
JAMES RIVER COAL COMPANY                             470355207      282    14760 SH       SOLE                 14760      0    0
JOHNSON & JOHNSON                                    478160104      984    16165 SH       SOLE                 16165      0    0
KINDER MORGAN MANAGEMENT LLC                         49455U100      428     9051 SH       SOLE                  9051      0    0
KOPPERS HOLDINGS INC                                 50060P106      348    11725 SH       SOLE                 11725      0    0
LIBERTY MEDIA INTERACTIVE A                          53071M104      419    38195 SH       SOLE                 38195      0    0
LINCOLN NATIONAL CORP                                534187109      410    15845 SH       SOLE                 15845      0    0
MGM MIRAGE                                           552953101      432    35860 SH       SOLE                 35860      0    0
MAGELIAN MIDSTREAM PART LP                           559080106      267     7110 SH       SOLE                  7110      0    0
METLIFE INC                                          59156R108      461    12121 SH       SOLE                 12121      0    0
MICROSOFT CORPORATION                                594918104      891    34664 SH       SOLE                 34664      0    0
MINNESOTA MINING & MFG                               88579Y101      733     9930 SH       SOLE                  9930      0    0
MORGAN STANLEY                                       617446448      380    12309 SH       SOLE                 12309      0    0
MOSAIC COMPANY                                       61945A107      243     5060 SH       SOLE                  5060      0    0
NEWPORT CORP                                         651824104      266    30310 SH       SOLE                 30310      0    0
NOKIA CORP ADR                                       654902204      219    14950 SH       SOLE                 14950      0    0
NORDSON CORP                                         655663102      426     7595 SH       SOLE                  7595      0    0
NUSTAR ENERGY LP                                     67058H102      201     3880 SH       SOLE                  3880      0    0
OGE ENERGY CORP                                      670837103      372    11240 SH       SOLE                 11240      0    0
PNC FINANCIAL SERVICES GROUP, INC.                   693475105      469     9645 SH       SOLE                  9645      0    0
PAYCHEX INC.                                         704326107      339    11670 SH       SOLE                 11670      0    0
PEABODY ENERGY CORP                                  704549104      203     5445 SH       SOLE                  5445      0    0
PEPSICO INC                                          713448108      219     3740 SH       SOLE                  3740      0    0
PETROLEO BRASILEIRO ADR                              71654V408      497    10833 SH       SOLE                 10833      0    0
PLAINS ALL AMER PIPELINE LP                          726503105      322     6960 SH       SOLE                  6960      0    0
POLARIS INDUSTRIES                                   731068102      411    10085 SH       SOLE                 10085      0    0
PRUDENTIAL FINANCIAL INC.                            744320102      400     8020 SH       SOLE                  8020      0    0
PUBLIC STORAGE INC DEP SHS A                         74460D729      331    12900 SH       SOLE                 12900      0    0
QUALCOMM INC                                         747525103      725    16130 SH       SOLE                 16030      0  100
RESEARCH IN MOTION                                   760975102      303     4475 SH       SOLE                  4475      0    0
ROWAN COMPANIES INC                                  779382100      202     8740 SH       SOLE                  8740      0    0
S&P 500 DEPOSITORY RECEIPTS                          78462F103      585     5536 SH       SOLE                  5197      0  339
SCHLUMBERGER LIMITED                                 806857108      290     4874 SH       SOLE                  4874      0    0
SILICONWARE PRECISION ADR                            827084864      110    15365 SH       SOLE                 15365      0    0
SMITHFIELD FOODS INC                                 832248108      353    25600 SH       SOLE                 25600      0    0
SPECTRA ENERGY PARTNERS LP                           84756N109      213     9010 SH       SOLE                  9010      0    0
STATE STREET CORP                                    857477103      510     9700 SH       SOLE                  9700      0    0
STEEL DYNAMICS INC.                                  858119100      288    18785 SH       SOLE                 18785      0    0
SUNOCO LOGISTICS LTD LP                              86764L108      218     3685 SH       SOLE                  3685      0    0
SYSCO CORP                                           871829107      699    28150 SH       SOLE                 28150      0    0
TEPPCO PARTNERS LP                                   872384102      316     9110 SH       SOLE                  9110      0    0
TAIWAN SEMICONDUCTOR ADR                             874039100      111    10108 SH       SOLE                 10108      0    0
TORTOISE ENERGY INFRASTRUCTURE                       89147L100     4679   174903 SH       SOLE                174903      0    0
TORTOISE ENERGY CAPITAL CORP                         89147U100     4603   232595 SH       SOLE                232595      0    0
TRACTOR SUPPLY COMPANY                               892356106      370     7640 SH       SOLE                  7640      0    0
TRANSOCEAN LTD.                                      H8817H100      215     2519 SH       SOLE                  2519      0    0
TRINITY INDUSTRIES                                   896522109      381    22197 SH       SOLE                 22197      0    0
URS CORP.                                            903236107      327     7500 SH       SOLE                  7500      0    0
USEC INC                                             90333E108      128    27285 SH       SOLE                 27285      0    0
WALGREEN CO.                                         931422109      785    20945 SH       SOLE                 20945      0    0
WELLS FARGO & CO.                                    949746101      464    16458 SH       SOLE                 16458      0    0
ZIONS BANCORP                                        989701107      198    11005 SH       SOLE                 11005      0    0